S000001146 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	183 Months Ended	297 Months Ended	333 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	3.89%
ICE BofA 1-3 Year U.S. Treasury Index
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	1.40%	1.39%	2.87%
I
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	1.74%	1.77%		2.98%
Performance Inception Date						Mar. 31, 2000
M
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	1.53%	1.56%			3.24%
Performance Inception Date							Mar. 31, 1997
M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	0.48%	0.68%			1.74%
Performance Inception Date							Mar. 31, 1997
M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.63%	0.72%	0.81%			1.86%
Performance Inception Date	[1]						Mar. 31, 1997
Administrative
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	1.45%	1.47%	2.63%
Performance Inception Date					Sep. 22, 2009

[1]
The “After Taxes on Distributions and Sale of Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.